LEASE LIABILITIES and right-of-use assets	12 Months Ended
Jan. 31, 2019
LEASE LIABILITIES and right-of-use assets [abstract]
LEASE LIABILITIES and right-of-use assets
12.	LEASE LIABILITIES and right-of-use assets

Under IFRS 16 – Leases, the Company assesses whether a contract is, or contains, a lease. For contracts that are, or contain, leases, the Company recognizes a right-of-use asset and lease liability at the commencement date. If the contract does not contain a lease, then the contract is classified as a service that is not reported on the statement of financial position.

The Company has identified five contracts executed by the Company’s wholly owned subsidiaries that are leases as defined under IFRS 16. In analyzing the identified agreements, the Company applied the lessee accounting model pursuant to IFRS 16 and considered all of the facts and circumstances surrounding the inception of the contract (but not future events that are not likely to occur). Lease liabilities were calculated with discount rates ranging from 10-20%.

Based on all the facts and circumstances at the inception of the contract, the Company has determined that all identified agreements contain a lease as defined by IFRS 16, including:

Entity Name/Lessee	Asset	Contains a lease?	Useful life (years)
Eco Firma Farms LLC	Land/Building	Yes	40
Silver State Cultivation LLC	Land/Building	Yes	5
Silver State Relief LLC (Sparks)	Land/Building	Yes	5
Silver State Relief LLC (Fernley)	Land/Building	Yes	5
Megawood Enterprises Inc.	Land/Building	Yes	5

The financial statement effects concerning lease liabilities are as follows:

Maturity Analysis - contractual undiscounted cash flows
Less than one year	$5,333,165
One to five years	3,871,483
Total undiscounted lease liabilities at January 31, 2019	$9,204,648
Lease liabilities included in the statement of financial position
Current	4,421,265
Non-current	3,486,700
Balance, January 31, 2019	$7,907,965
Amounts recognized in profit or loss
Interest on lease liabilities	$85,501
Expenses relating to short-term leases	$16,156
Total cash outflow for leases	$546,104

The financial statement effects concerning right-of-use assets are as follows:

Cost
Balance, January 31, 2018 & 2017	$-
Right-of-use additions	7,861,107
Balance, January 31, 2019	$7,861,107
Accumulated Amortization
Balance, January 31, 2018 & 2017	$-
Right-of-use additions	(116,496)
Balance, January 31, 2019	$(116,496)
Carrying Amount, January 31, 2019	$7,744,611